UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—12.6%
Auto Components—1.1%
Visteon Corp.[1]	220,850	$22,539,951
Distributors—2.2%
Pool Corp.	371,260	43,649,038
Diversified Consumer Services—1.7%
Bright Horizons Family Solutions, Inc.[1]	292,798	22,606,933
Sotheby’s1	192,970	10,356,700
		32,963,633
Hotels, Restaurants & Leisure—3.8%
Choice Hotels International, Inc.	263,910	16,956,217
Dave & Buster’s Entertainment, Inc.[1]	333,966	22,212,079
Vail Resorts, Inc.	183,270	37,172,654
		76,340,950
Household Durables—0.3%
iRobot Corp.[1]	77,460	6,517,484
Internet & Catalog Retail—0.4%
Nutrisystem, Inc.	153,250	7,976,663
Multiline Retail—1.1%
Ollie’s Bargain Outlet Holdings, Inc.[1]	522,890	22,275,114
Specialty Retail—1.9%
Burlington Stores, Inc.[1]	246,320	22,658,977
Children’s Place, Inc. (The)	107,150	10,940,015
Floor & Decor Holdings, Inc., Cl. A1	112,600	4,420,676
		38,019,668
Textiles, Apparel & Luxury Goods—0.1%
Canada Goose Holdings, Inc.[1]	91,030	1,797,843
Consumer Staples—1.1%
Food Products—0.5%
Hostess Brands, Inc., Cl. A1	674,990	10,867,339
Personal Products—0.6%
elf Beauty, Inc.[1]	412,890	11,234,737

	Shares	Value
Energy—1.0%
Energy Equipment & Services—0.6%
RPC, Inc.	550,420	$11,123,988
Oil, Gas & Consumable Fuels—0.4%
Callon Petroleum Co.[1]	805,184	8,543,002
Financials—8.2%
Capital Markets—2.4%
Financial Engines, Inc.	322,210	11,792,886
MarketAxess Holdings, Inc.	180,632	36,325,095
		48,117,981
Commercial Banks—2.9%
Pinnacle Financial Partners, Inc.	258,040	16,204,912
Sterling Bancorp	746,430	17,354,498
Western Alliance Bancorp[1]	501,790	24,688,068
		58,247,478
Consumer Finance—0.6%
SLM Corp.[1]	1,079,960	12,419,540
Insurance—1.0%
Kinsale Capital Group, Inc.	163,360	6,094,962
Primerica, Inc.	173,500	13,142,625
		19,237,587
Real Estate Investment Trusts (REITs)—0.7%
CoreSite Realty Corp.	132,410	13,708,407
Thrifts & Mortgage Finance—0.6%
Essent Group Ltd.[1]	350,200	13,006,428
Health Care—24.1%
Biotechnology—3.6%
ACADIA Pharmaceuticals, Inc.[1]	230,640	6,432,550
Dyax Corp.[1,2]	214,640	2,147
Exact Sciences Corp.[1]	161,090	5,697,753
Exelixis, Inc.[1]	395,960	9,752,495
Kite Pharma, Inc.[1]	84,990	8,810,913
Ligand Pharmaceuticals, Inc.[1]	85,570	10,388,198
Repligen Corp.[1]	544,700	22,572,368

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Biotechnology (Continued)
Ultragenyx Pharmaceutical, Inc.[1]	153,640	$9,542,580
		73,199,004
Health Care Equipment & Supplies—12.1%
ABIOMED, Inc.[1]	234,010	33,533,633
Cantel Medical Corp.	337,893	26,325,244
ICU Medical, Inc.[1]	72,870	12,570,075
Inogen, Inc.[1]	128,120	12,225,210
Integra LifeSciences Holdings Corp.[1]	423,920	23,107,879
Masimo Corp.[1]	164,630	15,010,963
Neogen Corp.[1]	163,020	11,266,312
NuVasive, Inc.[1]	482,270	37,096,208
Penumbra, Inc.[1]	190,450	16,711,988
Spectranetics Corp. (The)[1]	389,300	14,949,120
West Pharmaceutical Services, Inc.	265,505	25,095,533
Wright Medical Group NV1	535,890	14,731,616
		242,623,781
Health Care Providers & Services—2.1%
Amedisys, Inc.[1]	160,030	10,051,484
HealthEquity, Inc.[1]	394,130	19,639,498
WellCare Health Plans, Inc.[1]	67,140	12,055,659
		41,746,641
Health Care Technology—3.4%
Cotiviti Holdings, Inc.[1]	333,910	12,401,417
Evolent Health, Inc., Cl. A1	604,430	15,322,301
Medidata Solutions, Inc.[1]	147,070	11,500,874
Veeva Systems, Inc., Cl. A1	362,053	22,197,469
Vocera Communications, Inc.[1]	233,910	6,179,902
		67,601,963
Life Sciences Tools & Services—2.3%
Accelerate Diagnostics, Inc.[1]	189,710	5,188,569
Cambrex Corp.[1]	205,170	12,258,907

	Shares	Value
Life Sciences Tools & Services (Continued)
PRA Health Sciences, Inc.[1]	377,154	$28,290,322
		45,737,798
Pharmaceuticals—0.6%
Nektar Therapeutics, Cl. A1	201,940	3,947,927
Supernus Pharmaceuticals, Inc.[1]	206,528	8,901,357
		12,849,284
Industrials—19.2%
Aerospace & Defense—4.2%
BWX Technologies, Inc.	457,420	22,299,225
HEICO Corp.	369,297	26,530,296
Mercury Systems, Inc.[1]	830,886	34,971,992
		83,801,513
Air Freight & Couriers—2.3%
Air Transport Services Group, Inc.[1]	459,900	10,016,622
XPO Logistics, Inc.[1]	553,830	35,794,033
		45,810,655
Building Products—1.8%
JELD-WEN Holding, Inc.[1]	255,500	8,293,530
Lennox International, Inc.	156,080	28,662,531
		36,956,061
Commercial Services & Supplies—0.5%
Brink’s Co. (The)	153,490	10,283,830
Construction & Engineering—3.3%
Dycom Industries, Inc.[1]	222,050	19,877,916
Granite Construction, Inc.	347,160	16,746,998
MasTec, Inc.[1]	661,353	29,860,088
		66,485,002
Machinery—4.7%
John Bean Technologies Corp.	341,260	33,443,480
Kennametal, Inc.	333,640	12,484,809
Lincoln Electric Holdings, Inc.	232,890	21,446,840
RBC Bearings, Inc.[1]	221,320	22,521,523

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	Shares	Value
Machinery (Continued)
REV Group, Inc.	142,180	$3,935,543
		93,832,195
Trading Companies & Distributors—2.4%
Beacon Roofing Supply, Inc.[1]	442,930	21,703,570
SiteOne Landscape Supply, Inc.[1]	500,713	26,067,119
		47,770,689
Information Technology—27.4%
Electronic Equipment, Instruments, & Components—3.5%
Cognex Corp.	325,020	27,594,198
Coherent, Inc.[1]	125,900	28,326,241
Littelfuse, Inc.	89,630	14,788,950
		70,709,389
Internet Software & Services—5.4%
2U, Inc.[1]	394,650	18,516,978
LogMeIn, Inc.	194,410	20,315,845
MuleSoft, Inc., Cl. A1	67,620	1,686,443
Okta, Inc., Cl. A1	86,010	1,961,028
Q2 Holdings, Inc.[1]	581,210	21,475,709
Shopify, Inc., Cl. A1	186,730	16,226,837
Trivago NV, ADR[1]	561,680	13,289,349
Wix.com Ltd.[1]	216,010	15,034,296
		108,506,485
Semiconductors & Semiconductor Equipment—8.4%
Cavium, Inc.[1]	272,860	16,952,792
Entegris, Inc.[1]	953,520	20,929,764
Impinj, Inc.[1]	287,610	13,992,227
MKS Instruments, Inc.	345,230	23,233,979
Monolithic Power Systems, Inc.	416,037	40,105,967
Power Integrations, Inc.	266,770	19,447,533
Semtech Corp.[1]	535,930	19,159,497
Silicon Laboratories, Inc.[1]	220,610	15,078,693
		168,900,452
Software—10.1%
Blackline, Inc.[1]	310,150	11,084,761
Ellie Mae, Inc.[1]	149,110	16,388,680
Guidewire Software, Inc.[1]	114,700	7,881,037
HubSpot, Inc.[1]	339,511	22,322,848

	Shares	Value
Software (Continued)
Paycom Software, Inc.[1]	167,550	$11,462,096
Pegasystems, Inc.	317,804	18,543,863
Proofpoint, Inc.[1]	246,191	21,376,765
PTC, Inc.[1]	605,410	33,370,199
RingCentral, Inc., Cl. A1	404,390	14,780,455
Take-Two Interactive Software, Inc.[1]	451,812	33,153,965
Tyler Technologies, Inc.[1]	71,650	12,586,755
		202,951,424
Materials—3.1%
Chemicals—1.7%
Ingevity Corp.[1]	258,790	14,854,546
Trinseo SA	277,120	19,038,144
		33,892,690
Construction Materials—0.8%
Summit Materials, Inc., Cl. A1	588,108	16,978,678
Containers & Packaging—0.6%
Berry Global Group, Inc.[1]	218,420	12,452,124
Total Common Stocks (Cost $1,458,199,180)		1,941,676,489

Investment Company—3.2%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.86%[3,4] (Cost $63,832,357)	63,832,357	63,832,357
Total Investments, at Value (Cost $1,522,031,537)	99.9%	2,005,508,846
Net Other Assets (Liabilities)	0.1	2,094,633
Net Assets	100.0%	$2,007,603,479

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STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security received as the result of issuer reorganization.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30, 2016	Gross Additions	Gross Reductions	June 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	38,733,024	729,637,687	704,538,354	63,832,357

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E			$63,832,357	$157,894

4      OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Discovery Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5      OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

6      OPPENHEIMER DISCOVERY FUND

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$252,080,344	$—	$—	$252,080,344
Consumer Staples	22,102,076	—	—	22,102,076
Energy	19,666,990	—	—	19,666,990
Financials	164,737,421	—	—	164,737,421
Health Care	483,756,324	—	2,147	483,758,471
Industrials	384,939,945	—	—	384,939,945
Information Technology	551,067,750	—	—	551,067,750
Materials	63,323,492	—	—	63,323,492
Investment Company	63,832,357	—	—	63,832,357
Total Assets	$2,005,506,699	$—	$2,147	$2,005,508,846

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred

7      OPPENHEIMER DISCOVERY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar

8      OPPENHEIMER DISCOVERY FUND

5. Market Risk Factors (Continued)

value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,529,417,889

Gross unrealized appreciation	$487,153,389
Gross unrealized depreciation	(11,062,432)

Net unrealized appreciation	$476,090,957

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017